Income Tax (Details)		12 Months Ended
	Apr. 01, 2018 HKD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)
Income Tax [Line Items]
Profits tax rate		16.50%	16.50%
Assessable profits, percentage		11.50%	11.50%
Assessable profits		$ 530,625	$ 67,946	$ 512,429	$ 1,916,689
Taxes payables		$ 3,718,174	$ 476,109	$ 2,838,099
Hong Kong [Member]
Income Tax [Line Items]
Profits tax rate	16.50%
Tier One [Member] | Hong Kong [Member]
Income Tax [Line Items]
Assessable profits, percentage	8.25%	8.25%	8.25%
Assessable profits	$ 2,000,000	$ 2,000,000
Tier Two [Member] | Hong Kong [Member]
Income Tax [Line Items]
Assessable profits, percentage	16.50%	16.50%	16.50%
Assessable profits	$ 2,000,000